UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Patrick F. Quan

American Balanced Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Balanced Fund®

Semi-annual report for the six months ended June 30, 2013

American Balanced Fund seeks conservation of capital, current income, and long-term growth of both capital and income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2013:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	9.18%	6.27%	6.36%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.63% for Class A shares as of the prospectus dated March 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.40%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.57%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

U.S. equities posted strong results for the first six months of 2013, despite rising U.S. interest rates, a continuing recession in the euro zone and deteriorating economic data from China. Equities, as measured by the unmanaged Standard & Poor’s 500 Composite Index, rose 13.8%.

U.S. investment-grade fixed-income securities, as measured by the unmanaged Barclays U.S. Aggregate Index, fell 2.4% over concerns of a potential reduction of monetary stimulus by the Federal Reserve as a result of an improving U.S. economy.

In a period that favored equities over fixed income, American Balanced Fund gained 9.2% for the six months ended June 30, 2013, exceeding the 5.5% return of the Lipper Balanced Funds Index, a measure of the fund’s peer group. Over the past 12 months the fund posted a return of 15.8%, outpacing the Lipper index, which returned 11.7%.

The percentage of the fund invested in equities was relatively high compared with its historical average allocation of 65% stocks and 35% bonds and cash. As of June 30, 2013, the portfolio held 72% in stocks and 28% in bonds and cash — reflecting the portfolio managers’ decision to invest more heavily than usual in equity markets.

A low concentration of international companies aided the fund on a relative basis as U.S.-based investments did quite well while stocks in certain European markets lost ground.

Over longer term periods, American Balanced Fund has also outpaced its peers. For the five years ended June 30, the fund posted an average annual total return of 7.5%, exceeding the 5.3% return of the Lipper Balanced Funds Index. For the 10 years, the fund’s average annual total return of 7.0% beat the 6.2% of the Lipper index. For the 37 years that Capital Research and Management Company has been its investment adviser, the fund realized an average annual total return of 10.8%, compared with 10.0% for the Lipper index.

During the six months, most of the fund’s top 10 holdings produced results that surpassed market returns. American Express (30.1%), Berkshire Hathaway (25.8%) and Wells Fargo (20.7%) were significant contributors. The financial sector’s rise was aided by improved

American Balanced Fund	1

earnings and approvals for dividend increases and share repurchases for large banking groups. Also supporting results were Home Depot (25.2%), Boeing (35.9%) and Microsoft (29.2%), all sizable fund holdings.

Housing market data, as reported by the S&P/Case-Shiller index, signaled that home prices increased in March and April at their fastest pace since 2006. Automakers and auto-related stocks also improved. We are reasonably optimistic that the U.S. economy will continue to strengthen.

Bond markets struggled during May and June, as rising interest rates and talk of the Fed curtailing its monthly asset purchases sparked the biggest quarterly selloff in U.S. Treasuries since 2010. Yields (which move inversely to prices) on the benchmark 10-year note rose 74 basis points to 2.5%. Corporate bonds declined 3.4% and Treasuries fell 2.1%.

At period-end, the fund’s bond portfolio (23% of fund assets overall) consisted of 8.2% corporate bonds, 7.8% Treasuries, and 6.6% mortgage-backed and federal agency bonds and notes. We feel that we may be facing a period of more volatile interest rates. As a result, we trimmed our holdings in mortgage-backed securities slightly over the six months as historically they have not done well in these situations.

We believe that fixed-income investing is an important part of our balanced fund approach. The fund’s bond portfolio, which holds a broad spectrum of high-quality fixed-income investments, is designed to act as an anchor to protect against volatility in equity markets and to provide a steady stream of income to investors over the long term.

We would like to take this opportunity to welcome our many new shareholders to the fund. We will continue to follow the prudent, research-driven approach to investing that has characterized American Balanced Fund throughout its long history. We appreciate your support and look forward to reporting to you again in six months’ time.

Cordially,

Gregory D. Johnson
Vice Chairman of the Board
and President

August 12, 2013

For current information about the fund, visit americanfunds.com.

2	American Balanced Fund

Summary investment portfolio June 30, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See page 35 for details on how to obtain a complete schedule of portfolio holdings.

Investment mix by security type	Percent of net assets

Common stocks — 72.40%	Shares	Value (000)	Percent of net assets
Financials — 14.26%
Wells Fargo & Co.	33,215,000	$1,370,783	2.20%
Berkshire Hathaway Inc., Class A1	8,000	1,348,800	2.17
American Express Co.	16,224,000	1,212,906	1.95
Goldman Sachs Group, Inc.	6,481,700	980,357	1.58
ACE Ltd.	5,650,000	505,562	.81
JPMorgan Chase & Co.	9,121,000	481,498	.77
Citigroup Inc.	9,500,000	455,715	.73
Weyerhaeuser Co.[1]	12,815,242	365,106	.59
SunTrust Banks, Inc.	9,500,000	299,915	.48
Other securities		1,851,197	2.98
		8,871,839	14.26

Consumer discretionary — 10.58%
Home Depot, Inc.	25,925,000	2,008,410	3.23
Amazon.com, Inc.[1]	5,168,000	1,435,102	2.30
Comcast Corp., Class A	20,310,000	850,583	1.37
Walt Disney Co.	7,000,000	442,050	.71
VF Corp.	1,750,000	337,855	.54
Other securities		1,511,932	2.43
		6,585,932	10.58

American Balanced Fund	3

Common stocks	Shares	Value (000)	Percent of net assets
Industrials — 10.26%
Boeing Co.	15,525,000	$1,590,381	2.56%
Union Pacific Corp.	7,793,187	1,202,333	1.93
Lockheed Martin Corp.	6,392,037	693,280	1.11
General Electric Co.	29,600,000	686,424	1.10
Deere & Co.	5,640,000	458,250	.74
Parker-Hannifin Corp.	4,100,000	391,140	.63
United Technologies Corp.	3,630,000	337,372	.54
Cummins Inc.	2,695,000	292,300	.47
Other securities		732,024	1.18
		6,383,504	10.26

Health care — 7.58%
Merck & Co., Inc.	23,540,000	1,093,433	1.76
Bristol-Myers Squibb Co.	17,676,149	789,947	1.27
UnitedHealth Group Inc.	9,295,000	608,637	.98
Gilead Sciences, Inc.[1]	10,268,100	525,829	.84
Pfizer Inc.	18,550,000	519,585	.83
Baxter International Inc.	5,610,000	388,605	.62
Johnson & Johnson	4,100,000	352,026	.57
Other securities		439,204	.71
		4,717,266	7.58

Information technology — 7.40%
Microsoft Corp.	29,740,000	1,026,922	1.65
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	45,100,000	826,232	1.33
Texas Instruments Inc.	23,605,000	823,106	1.32
ASML Holding NV (New York registered)	3,812,080	301,535
ASML Holding NV	1,470,405	116,024	.67
Google Inc., Class A1	415,000	365,354	.59
TE Connectivity Ltd.	6,360,000	289,634	.46
Other securities		859,395	1.38
		4,608,202	7.40

4	American Balanced Fund

	Shares	Value (000)	Percent of net assets
Consumer staples — 7.06%
Philip Morris International Inc.	11,300,000	$978,806	1.57%
PepsiCo, Inc.	9,853,357	805,906	1.30
Procter & Gamble Co.	8,730,000	672,123	1.08
Costco Wholesale Corp.	5,677,326	627,742	1.01
Nestlé SA	7,470,000	489,933
Nestlé SA (ADR)	1,000,000	65,780	.89
Other securities		754,517	1.21
		4,394,807	7.06

Energy — 6.95%
Chevron Corp.	11,687,000	1,383,040	2.22
Royal Dutch Shell PLC, Class B (ADR)	8,958,000	593,647	.96
Transocean Ltd.	6,500,000	311,675	.50
Other securities		2,034,284	3.27
		4,322,646	6.95

Materials — 2.86%
E.I. du Pont de Nemours and Co.	6,750,000	354,375	.57
Dow Chemical Co.	10,980,000	353,227	.57
Other securities		1,072,963	1.72
		1,780,565	2.86

Utilities — 1.24%
PG&E Corp.	6,810,000	311,421	.50
Other securities		457,171	.74
		768,592	1.24

Telecommunication services — 0.51%
Other securities		317,718	.51

Miscellaneous — 3.70%
Other common stocks in initial period of acquisition		2,300,372	3.70

Total common stocks (cost: $30,055,630,000)		45,051,443	72.40

American Balanced Fund	5

Bonds, notes & other debt instruments — 22.95%	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds & notes — 8.19%
Financials — 2.54%
Goldman Sachs Group, Inc. 2.375%–5.75% 2016–2023	$142,080	$146,217	.24%
Wells Fargo & Co. 3.676%–4.60% 2016–2021	44,000	47,585	.08
Berkshire Hathaway Finance Corp. 1.30%–2.20% 2016–2018	33,195	33,629	.05
American Express Co. 6.15% 2017	22,800	26,437	.04
Other securities		1,329,370	2.13
		1,583,238	2.54

Consumer staples — 0.99%
PepsiCo, Inc. 2.50%–7.90% 2015–2018	47,000	52,485	.09
Philip Morris International Inc. 2.625% 2023	16,000	14,833	.02
Procter & Gamble Co. 1.45% 2016	13,460	13,635	.02
Other securities		533,865	.86
		614,818	.99
Industrials — 0.86%
General Electric Capital Corp. 0.91%–3.10% 2014–2023[2]	185,605	187,359
General Electric Co. 0.85%–4.125% 2015–2042	30,500	29,780	.35
Union Pacific Corp. 5.70%–5.75% 2017–2018	33,475	38,987	.06
Boeing Co. 0.95% 2018	12,000	11,491	.02
Other securities		264,586	.43
		532,203	.86

Health care — 0.77%
UnitedHealth Group Inc. 6.00% 2017–2018	57,170	66,705	.11
Other securities		412,764	.66
		479,469	.77

Consumer discretionary — 0.76%
Comcast Corp. 5.30%–6.95% 2014–2037	71,000	83,837	.13
Home Depot, Inc. 4.40%–5.95% 2021–2041	30,000	34,439	.06
Other securities		355,627	.57
		473,903	.76

Other corporate bonds & notes — 2.27%
Other securities		1,413,098	2.27

Total corporate bonds & notes		5,096,729	8.19

6	American Balanced Fund

	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes — 7.80%
U.S. Treasury — 6.37%
1.625% 2022	$419,000	$390,722
1.125%–6.375% 2013–2043	3,356,817	3,571,213	6.37%
		3,961,935	6.37

U.S. Treasury inflation-protected securities[3] — 1.43%
0.125%–2.375% 2013–2043	883,319	886,707	1.43

Total U.S. Treasury bonds & notes		4,848,642	7.80

Mortgage-backed obligations[4] — 6.15%
Fannie Mae 0%–11.012% 2018–2047[2]	2,405,282	2,487,216	4.00
Freddie Mac 0%–6.705% 2019–2041[2]	317,854	322,044	.52
Other securities		1,016,549	1.63
		3,825,809	6.15

Federal agency bonds & notes — 0.47%
Freddie Mac 0.75%–2.50% 2016–2020	263,000	261,727	.42
Fannie Mae 6.25% 2029	8,000	10,549	.02
Other securities		21,235	.03
		293,511	.47

Other — 0.25%
Other securities		157,476	.25

Miscellaneous — 0.09%
Other bonds, notes & other debt instruments in initial period of acquisition		54,926	.09
Total bonds, notes & other debt instruments (cost: $14,080,213,000)		14,277,093	22.95

American Balanced Fund	7

Short-term securities — 4.74%	Principal amount (000)	Value (000)	Percent of net assets
Freddie Mac 0.10%–0.17% due 7/30/2013–5/13/2014	$712,310	$711,745	1.14%
Fannie Mae 0.09%–0.16% due 7/1/2013–5/5/2014	576,500	576,183	.93
Federal Home Loan Bank 0.082%–0.16% due 7/5/2013–6/17/2014	518,900	518,650	.83
U.S. Treasury Bills 0.158%–0.17% due 8/22–11/14/2013	171,400	171,365	.28
General Electric Capital Corp. 0.11% due 9/24/2013	83,000	82,974	.13
Procter & Gamble Co. 0.10% due 8/20–8/26/2013[5]	70,000	69,992	.11
Wells Fargo & Co. 0.15% due 8/14/2013	66,500	66,483	.11
Merck & Co. Inc. 0.085% due 7/19/2013[5]	37,900	37,898	.06
Other securities		717,085	1.15

Total short-term securities (cost: $2,952,365,000)		2,952,375	4.74
Total investment securities (cost: $47,088,208,000)		62,280,911	100.09
Other assets less liabilities		(57,248)	(.09)

Net assets		$62,223,663	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,528,622,000, which represented 2.46% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

8	American Balanced Fund

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $47,088,208)		$62,280,911
Cash		9,796
Receivables for:
Sales of investments	$978,377
Sales of fund’s shares	101,411
Dividends and interest	169,433	1,249,221
		63,539,928
Liabilities:
Payables for:
Purchases of investments	1,179,647
Repurchases of fund’s shares	95,904
Investment advisory services	12,153
Services provided by related parties	24,076
Trustees’ deferred compensation	3,616
Other	869	1,316,265
Net assets at June 30, 2013		$62,223,663

Net assets consist of:
Capital paid in on shares of beneficial interest		$47,929,560
Undistributed net investment income		27,885
Accumulated net realized loss		(926,362)
Net unrealized appreciation		15,192,580
Net assets at June 30, 2013		$62,223,663

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,820,674 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$37,828,006	1,713,376	$22.08
Class B	915,451	41,564	22.03
Class C	4,693,307	213,560	21.98
Class F-1	1,886,931	85,501	22.07
Class F-2	563,742	25,543	22.07
Class 529-A	2,333,868	105,846	22.05
Class 529-B	119,507	5,416	22.07
Class 529-C	763,785	34,654	22.04
Class 529-E	123,200	5,590	22.04
Class 529-F-1	89,139	4,045	22.04
Class R-1	139,362	6,347	21.96
Class R-2	1,232,001	56,080	21.97
Class R-3	2,881,440	131,039	21.99
Class R-4	3,586,055	162,649	22.05
Class R-5	2,252,366	101,956	22.09
Class R-6	2,815,503	127,508	22.08

See Notes to Financial Statements

American Balanced Fund	9

Statement of operations	unaudited
for the six months ended June 30, 2013	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $7,508)	$479,933
Interest	185,485	$665,418
Fees and expenses*:
Investment advisory services	70,994
Distribution services	97,697
Transfer agent services	35,629
Administrative services	7,428
Reports to shareholders	1,416
Registration statement and prospectus	547
Trustees’ compensation	589
Auditing and legal	29
Custodian	194
Other	1,819	216,342
Net investment income		449,076

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain (loss) on:
Investments	991,524
Currency transactions	(1,141)	990,383
Net unrealized appreciation (depreciation) on:
Investments	3,685,195
Currency translations	(161)	3,685,034
Net realized gain and unrealized appreciation on investments and currency		4,675,417

Net increase in net assets resulting from operations		$5,124,493

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

10	American Balanced Fund

Statements of changes in net assets

(dollars in thousands)

	Six months	Year ended
	ended June 30, 2013*	December 31, 2012
Operations:
Net investment income	$449,076	$978,422
Net realized gain on investments and currency transactions	990,383	2,101,912
Net unrealized appreciation on investments and currency translations	3,685,034	3,852,666
Net increase in net assets resulting from operations	5,124,493	6,933,000

Dividends paid to shareholders from net investment income	(500,974)	(977,344)

Net capital share transactions	1,726,364	503,635

Total increase in net assets	6,349,883	6,459,291

Net assets:
Beginning of period	55,873,780	49,414,489
End of period (including undistributed net investment income: $27,885 and $79,783, respectively)	$62,223,663	$55,873,780

* Unaudited.

See Notes to Financial Statements

American Balanced Fund	11

Notes to financial statements	unaudited

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	American Balanced Fund

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

American Balanced Fund	13

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

14	American Balanced Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Balanced Fund	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2013 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$8,871,839	$—	$—	$8,871,839
Consumer discretionary	6,585,932	—	—	6,585,932
Industrials	6,383,504	—	—	6,383,504
Health care	4,717,266	—	—	4,717,266
Information technology	4,608,202	—	—	4,608,202
Consumer staples	4,394,807	—	—	4,394,807
Energy	4,322,646	—	—	4,322,646
Materials	1,780,565	—	—	1,780,565
Utilities	768,592	—	—	768,592
Telecommunication services	317,718	—	—	317,718
Miscellaneous	2,300,372	—	—	2,300,372
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	5,096,729	—	5,096,729
U.S. Treasury bonds & notes	—	4,848,642	—	4,848,642
Mortgage-backed obligations	—	3,825,809	—	3,825,809
Federal agency bonds & notes	—	293,511	—	293,511
Other	—	157,476	—	157,476
Miscellaneous	—	54,926	—	54,926
Short-term securities	—	2,952,375	—	2,952,375
Total	$45,051,443	$17,229,468	$—	$62,280,911

*	Securities with a market value of $906,536,000, which represented 1.46% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

16	American Balanced Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the

American Balanced Fund	17

fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities for tax years before 2008.

18	American Balanced Fund

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$83,372
Capital loss carryforward expiring 2017*	(1,810,298)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$16,031,840
Gross unrealized depreciation on investment securities	(953,860)
Net unrealized appreciation on investment securities	15,077,980
Cost of investment securities	47,202,931

American Balanced Fund	19

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2013	Year ended December 31, 2012
Class A	$322,380	$641,065
Class B	4,563	15,571
Class C	22,110	49,332
Class F-1	15,244	25,793
Class F-2	4,967	7,506
Class 529-A	18,903	36,800
Class 529-B	514	1,576
Class 529-C	3,334	7,193
Class 529-E	854	1,725
Class 529-F-1	826	1,528
Class R-1	670	1,506
Class R-2	6,328	13,722
Class R-3	20,426	41,191
Class R-4	30,271	50,016
Class R-5	22,390	40,820
Class R-6	27,194	42,000
Total	$500,974	$977,344

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.210% on such assets in excess of $71 billion. For the six months ended June 30, 2013, the investment advisory services fee was $70,994,000, which was equivalent to an annualized rate of 0.237% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments,

20	American Balanced Fund

based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion.

American Balanced Fund	21

The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

For the six months ended June 30, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$44,160	$23,015	$1,828	Not applicable
Class B	5,097	681	Not applicable	Not applicable
Class C	22,792	2,833	1,143	Not applicable
Class F-1	2,126	953	426	Not applicable
Class F-2	Not applicable	305	122	Not applicable
Class 529-A	2,496	1,065	562	$1,104
Class 529-B	634	69	32	63
Class 529-C	3,667	369	184	363
Class 529-E	296	39	30	58
Class 529-F-1	—	42	22	43
Class R-1	668	68	33	Not applicable
Class R-2	4,497	1,835	303	Not applicable
Class R-3	6,996	2,110	703	Not applicable
Class R-4	4,268	1,695	855	Not applicable
Class R-5	Not applicable	543	549	Not applicable
Class R-6	Not applicable	7	636	Not applicable
Total class-specific expenses	$97,697	$35,629	$7,428	$1,631

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $589,000, shown on the accompanying financial statements, includes $236,000 in current fees (either paid in cash or deferred) and a net increase of $353,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

22	American Balanced Fund

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class A	$2,777,622	127,765	$315,243	14,367	$(2,361,533)	(108,649)	$731,332	33,483
Class B	14,036	650	4,508	206	(313,898)	(14,487)	(295,354)	(13,631)
Class C	469,400	21,674	21,515	985	(488,226)	(22,515)	2,689	144
Class F-1	404,725	18,532	14,893	678	(157,889)	(7,259)	261,729	11,951
Class F-2	145,489	6,658	4,357	198	(40,244)	(1,849)	109,602	5,007
Class 529-A	177,079	8,172	18,900	862	(136,422)	(6,308)	59,557	2,726
Class 529-B	2,079	96	514	24	(28,195)	(1,299)	(25,602)	(1,179)
Class 529-C	61,705	2,853	3,332	152	(52,649)	(2,441)	12,388	564
Class 529-E	9,241	426	854	39	(8,295)	(384)	1,800	81
Class 529-F-1	10,184	467	826	38	(10,348)	(479)	662	26
Class R-1	27,998	1,314	667	31	(20,541)	(957)	8,124	388
Class R-2	169,281	7,841	6,324	290	(195,616)	(9,072)	(20,011)	(941)
Class R-3	393,998	18,287	20,410	934	(367,604)	(16,996)	46,804	2,225
Class R-4	727,550	33,808	30,269	1,381	(436,941)	(20,071)	320,878	15,118
Class R-5	268,243	12,377	22,388	1,020	(257,426)	(11,863)	33,205	1,534
Class R-6	597,135	27,554	27,194	1,239	(145,768)	(6,686)	478,561	22,107
Total net increase (decrease)	$6,255,765	288,474	$492,194	22,444	$(5,021,595)	(231,315)	$1,726,364	79,603

Year ended December 31, 2012
Class A	$4,502,559	229,859	$625,483	31,607	$(5,268,947)	(268,065)	$(140,905)	(6,599)
Class B	39,307	2,022	15,320	779	(849,109)	(43,720)	(794,482)	(40,919)
Class C	578,325	29,628	47,737	2,424	(1,029,078)	(52,881)	(403,016)	(20,829)
Class F-1	617,641	31,605	25,155	1,270	(295,386)	(15,008)	347,410	17,867
Class F-2	158,930	8,048	6,627	334	(60,218)	(3,069)	105,339	5,313
Class 529-A	361,529	18,494	36,792	1,861	(265,372)	(13,499)	132,949	6,856
Class 529-B	7,203	371	1,576	80	(72,927)	(3,741)	(64,148)	(3,290)
Class 529-C	120,563	6,172	7,190	364	(113,974)	(5,819)	13,779	717
Class 529-E	18,181	928	1,725	87	(18,106)	(922)	1,800	93
Class 529-F-1	24,921	1,272	1,528	77	(13,584)	(691)	12,865	658
Class R-1	30,006	1,542	1,501	76	(51,190)	(2,611)	(19,683)	(993)
Class R-2	313,814	16,118	13,712	697	(376,195)	(19,303)	(48,669)	(2,488)
Class R-3	708,104	36,294	41,160	2,087	(744,628)	(38,062)	4,636	319
Class R-4	1,214,962	61,671	50,012	2,526	(687,947)	(34,977)	577,027	29,220
Class R-5	674,969	34,246	40,816	2,058	(408,465)	(20,625)	307,320	15,679
Class R-6	646,120	32,698	42,000	2,119	(216,707)	(10,974)	471,413	23,843
Total net increase (decrease)	$10,017,134	510,968	$958,334	48,446	$(10,471,833)	(533,967)	$503,635	25,447

* Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,338,346,000 and $14,933,128,000, respectively, during the six months ended June 30, 2013.

American Balanced Fund	23

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 6/30/2013[5,6]	$20.40	$.17	$1.70	$1.87
	Year ended 12/31/2012	18.21	.38	2.19	2.57
	Year ended 12/31/2011	17.93	.36	.32	.68
	Year ended 12/31/2010	16.21	.40	1.68	2.08
	Year ended 12/31/2009	13.78	.40	2.44	2.84
	Year ended 12/31/2008	19.31	.50	(5.35)	(4.85)
Class B:	Six months ended 6/30/2013[5,6]	20.35	.09	1.69	1.78
	Year ended 12/31/2012	18.16	.23	2.19	2.42
	Year ended 12/31/2011	17.87	.22	.33	.55
	Year ended 12/31/2010	16.16	.28	1.66	1.94
	Year ended 12/31/2009	13.73	.29	2.44	2.73
	Year ended 12/31/2008	19.25	.37	(5.34)	(4.97)
Class C:	Six months ended 6/30/2013[5,6]	20.31	.09	1.68	1.77
	Year ended 12/31/2012	18.13	.22	2.18	2.40
	Year ended 12/31/2011	17.85	.21	.32	.53
	Year ended 12/31/2010	16.14	.27	1.67	1.94
	Year ended 12/31/2009	13.72	.29	2.43	2.72
	Year ended 12/31/2008	19.23	.36	(5.33)	(4.97)
Class F-1:	Six months ended 6/30/2013[5,6]	20.39	.17	1.70	1.87
	Year ended 12/31/2012	18.21	.38	2.18	2.56
	Year ended 12/31/2011	17.92	.36	.33	.69
	Year ended 12/31/2010	16.21	.40	1.67	2.07
	Year ended 12/31/2009	13.78	.41	2.44	2.85
	Year ended 12/31/2008	19.31	.50	(5.35)	(4.85)
Class F-2:	Six months ended 6/30/2013[5,6]	20.39	.19	1.70	1.89
	Year ended 12/31/2012	18.21	.43	2.18	2.61
	Year ended 12/31/2011	17.92	.40	.33	.73
	Year ended 12/31/2010	16.21	.44	1.67	2.11
	Year ended 12/31/2009	13.78	.43	2.45	2.88
	Period from 8/5/2008 to 12/31/2008[5]	17.44	.21	(3.59)	(3.38)

24	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[4]		Ratio of net income to average net assets[2,4]
$(.19)	$—	$(.19)	$22.08	9.18%	$37,828	.62%[7]		.62%[7]		1.59%[7]
(.38)	—	(.38)	20.40	14.19	34,272	.63		.63		1.94
(.40)	—	(.40)	18.21	3.82	30,716	.62		.62		1.97
(.36)	—	(.36)	17.93	13.02	31,409	.63		.63		2.42
(.41)	—	(.41)	16.21	21.08	29,675	.67		.67		2.80
(.54)	(.14)	(.68)	13.78	(25.73)	26,972	.61		.59		2.96
(.10)	—	(.10)	22.03	8.76	916	1.38	[7]	1.38	[7]	.82	[7]
(.23)	—	(.23)	20.35	13.35	1,123	1.38		1.38		1.17
(.26)	—	(.26)	18.16	3.08	1,745	1.38		1.38		1.21
(.23)	—	(.23)	17.87	12.12	2,573	1.38		1.38		1.66
(.30)	—	(.30)	16.16	20.24	3,305	1.43		1.43		2.06
(.41)	(.14)	(.55)	13.73	(26.33)	3,455	1.38		1.35		2.18
(.10)	—	(.10)	21.98	8.74	4,693	1.42	[7]	1.42	[7]	.80	[7]
(.22)	—	(.22)	20.31	13.30	4,334	1.42		1.42		1.14
(.25)	—	(.25)	18.13	3.00	4,247	1.42		1.42		1.17
(.23)	—	(.23)	17.85	12.11	4,576	1.43		1.43		1.61
(.30)	—	(.30)	16.14	20.16	4,429	1.45		1.45		2.02
(.40)	(.14)	(.54)	13.72	(26.33)	4,128	1.42		1.40		2.14
(.19)	—	(.19)	22.07	9.17	1,887	.66	[7]	.66	[7]	1.57	[7]
(.38)	—	(.38)	20.39	14.13	1,500	.64		.64		1.94
(.40)	—	(.40)	18.21	3.87	1,014	.63		.63		1.96
(.36)	—	(.36)	17.92	12.95	895	.63		.63		2.41
(.42)	—	(.42)	16.21	21.13	885	.64		.64		2.85
(.54)	(.14)	(.68)	13.78	(25.73)	946	.61		.58		2.96
(.21)	—	(.21)	22.07	9.29	564	.42	[7]	.42	[7]	1.80	[7]
(.43)	—	(.43)	20.39	14.40	419	.40		.40		2.18
(.44)	—	(.44)	18.21	4.12	277	.40		.40		2.19
(.40)	—	(.40)	17.92	13.21	228	.40		.40		2.63
(.45)	—	(.45)	16.21	21.41	164	.41		.41		2.87
(.28)	—	(.28)	13.78	(19.51)	39	.17		.16		1.45

See page 30 for footnotes.

American Balanced Fund	25

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:	Six months ended 6/30/2013[5,6]	$20.38	$.16	$1.69	$1.85
	Year ended 12/31/2012	18.19	.36	2.19	2.55
	Year ended 12/31/2011	17.91	.34	.33	.67
	Year ended 12/31/2010	16.19	.39	1.68	2.07
	Year ended 12/31/2009	13.77	.39	2.43	2.82
	Year ended 12/31/2008	19.29	.49	(5.34)	(4.85)
Class 529-B:	Six months ended 6/30/2013[5,6]	20.39	.08	1.69	1.77
	Year ended 12/31/2012	18.19	.21	2.19	2.40
	Year ended 12/31/2011	17.90	.20	.33	.53
	Year ended 12/31/2010	16.19	.26	1.66	1.92
	Year ended 12/31/2009	13.76	.28	2.44	2.72
	Year ended 12/31/2008	19.28	.35	(5.34)	(4.99)
Class 529-C:	Six months ended 6/30/2013[5,6]	20.37	.08	1.69	1.77
	Year ended 12/31/2012	18.19	.21	2.18	2.39
	Year ended 12/31/2011	17.90	.20	.33	.53
	Year ended 12/31/2010	16.19	.26	1.67	1.93
	Year ended 12/31/2009	13.76	.28	2.44	2.72
	Year ended 12/31/2008	19.29	.35	(5.35)	(5.00)
Class 529-E:	Six months ended 6/30/2013[5,6]	20.37	.14	1.68	1.82
	Year ended 12/31/2012	18.18	.31	2.19	2.50
	Year ended 12/31/2011	17.90	.30	.32	.62
	Year ended 12/31/2010	16.19	.35	1.66	2.01
	Year ended 12/31/2009	13.76	.35	2.44	2.79
	Year ended 12/31/2008	19.28	.44	(5.34)	(4.90)
Class 529-F-1:	Six months ended 6/30/2013[5,6]	20.36	.19	1.69	1.88
	Year ended 12/31/2012	18.18	.41	2.18	2.59
	Year ended 12/31/2011	17.90	.38	.33	.71
	Year ended 12/31/2010	16.19	.43	1.67	2.10
	Year ended 12/31/2009	13.76	.42	2.44	2.86
	Year ended 12/31/2008	19.28	.52	(5.34)	(4.82)

26	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[4]		Ratio of net income to average net assets[2,4]
$(.18)	$—	$(.18)	$22.05	9.09%	$2,334	.71%[7]		.71	%7	1.51%[7]
(.36)	—	(.36)	20.38	14.12	2,101	.71		.71		1.86
(.39)	—	(.39)	18.19	3.75	1,751	.70		.70		1.89
(.35)	—	(.35)	17.91	12.97	1,589	.69		.69		2.35
(.40)	—	(.40)	16.19	20.97	1,291	.73		.73		2.73
(.53)	(.14)	(.67)	13.77	(25.76)	1,030	.68		.65		2.90
(.09)	—	(.09)	22.07	8.69	120	1.49	[7]	1.49	[7]	.71	[7]
(.20)	—	(.20)	20.39	13.24	134	1.50		1.50		1.05
(.24)	—	(.24)	18.19	2.95	180	1.49		1.49		1.09
(.21)	—	(.21)	17.90	11.99	244	1.48		1.48		1.56
(.29)	—	(.29)	16.19	20.09	284	1.53		1.53		1.95
(.39)	(.14)	(.53)	13.76	(26.36)	251	1.48		1.46		2.09
(.10)	—	(.10)	22.04	8.68	764	1.49	[7]	1.49	[7]	.73	[7]
(.21)	—	(.21)	20.37	13.19	694	1.49		1.49		1.08
(.24)	—	(.24)	18.19	3.00	607	1.48		1.48		1.11
(.22)	—	(.22)	17.90	12.03	583	1.48		1.48		1.57
(.29)	—	(.29)	16.19	20.10	507	1.52		1.52		1.94
(.39)	(.14)	(.53)	13.76	(26.40)	420	1.48		1.45		2.09
(.15)	—	(.15)	22.04	8.96	123	.96	[7]	.96	[7]	1.26	[7]
(.31)	—	(.31)	20.37	13.84	112	.97		.97		1.60
(.34)	—	(.34)	18.18	3.47	98	.97		.97		1.62
(.30)	—	(.30)	17.90	12.59	92	.97		.97		2.07
(.36)	—	(.36)	16.19	20.71	80	1.02		1.02		2.45
(.48)	(.14)	(.62)	13.76	(25.99)	65	.97		.95		2.60
(.20)	—	(.20)	22.04	9.26	89	.49	[7]	.49	[7]	1.73	[7]
(.41)	—	(.41)	20.36	14.32	82	.49		.49		2.09
(.43)	—	(.43)	18.18	3.98	61	.48		.48		2.11
(.39)	—	(.39)	17.90	13.15	57	.47		.47		2.57
(.43)	—	(.43)	16.19	21.31	42	.52		.52		2.93
(.56)	(.14)	(.70)	13.76	(25.61)	31	.47		.45		3.11

See page 30 for footnotes.

American Balanced Fund	27

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-1:	Six months ended 6/30/2013[5,6]	$20.29	$.09	$1.69	$1.78
	Year ended 12/31/2012	18.12	.23	2.17	2.40
	Year ended 12/31/2011	17.83	.22	.33	.55
	Year ended 12/31/2010	16.13	.27	1.66	1.93
	Year ended 12/31/2009	13.71	.29	2.43	2.72
	Year ended 12/31/2008	19.22	.37	(5.33)	(4.96)
Class R-2:	Six months ended 6/30/2013[5,6]	20.30	.09	1.69	1.78
	Year ended 12/31/2012	18.13	.23	2.18	2.41
	Year ended 12/31/2011	17.85	.22	.32	.54
	Year ended 12/31/2010	16.14	.27	1.67	1.94
	Year ended 12/31/2009	13.72	.29	2.43	2.72
	Year ended 12/31/2008	19.23	.36	(5.33)	(4.97)
Class R-3:	Six months ended 6/30/2013[5,6]	20.32	.14	1.69	1.83
	Year ended 12/31/2012	18.14	.32	2.18	2.50
	Year ended 12/31/2011	17.86	.30	.32	.62
	Year ended 12/31/2010	16.15	.35	1.67	2.02
	Year ended 12/31/2009	13.73	.36	2.43	2.79
	Year ended 12/31/2008	19.24	.45	(5.33)	(4.88)
Class R-4:	Six months ended 6/30/2013[5,6]	20.37	.17	1.70	1.87
	Year ended 12/31/2012	18.19	.38	2.18	2.56
	Year ended 12/31/2011	17.91	.35	.33	.68
	Year ended 12/31/2010	16.19	.40	1.68	2.08
	Year ended 12/31/2009	13.76	.40	2.44	2.84
	Year ended 12/31/2008	19.28	.49	(5.34)	(4.85)
Class R-5:	Six months ended 6/30/2013[5,6]	20.41	.20	1.70	1.90
	Year ended 12/31/2012	18.22	.44	2.19	2.63
	Year ended 12/31/2011	17.94	.41	.32	.73
	Year ended 12/31/2010	16.22	.45	1.68	2.13
	Year ended 12/31/2009	13.79	.45	2.43	2.88
	Year ended 12/31/2008	19.32	.54	(5.35)	(4.81)
Class R-6:	Six months ended 6/30/2013[5,6]	20.40	.21	1.70	1.91
	Year ended 12/31/2012	18.21	.45	2.19	2.64
	Year ended 12/31/2011	17.93	.42	.32	.74
	Year ended 12/31/2010	16.21	.46	1.67	2.13
	Period from 5/1/2009 to 12/31/2009[5]	13.64	.30	2.61	2.91

28	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[4]		Ratio of net income to average net assets[2,4]
$(.11)	$—	$(.11)	$21.96	8.76%	$139	1.39%[7]		1.39%[7]		.82%[7]
(.23)	—	(.23)	20.29	13.28	121	1.40		1.40		1.16
(.26)	—	(.26)	18.12	3.09	126	1.40		1.40		1.19
(.23)	—	(.23)	17.83	12.10	135	1.40		1.40		1.65
(.30)	—	(.30)	16.13	20.22	120	1.43		1.43		2.03
(.41)	(.14)	(.55)	13.71	(26.30)	89	1.38		1.35		2.21
(.11)	—	(.11)	21.97	8.78	1,232	1.34	[7]	1.34	[7]	.87	[7]
(.24)	—	(.24)	20.30	13.31	1,158	1.37		1.37		1.20
(.26)	—	(.26)	18.13	3.05	1,079	1.38		1.38		1.21
(.23)	—	(.23)	17.85	12.14	1,128	1.40		1.40		1.64
(.30)	—	(.30)	16.14	20.14	1,054	1.47		1.47		1.99
(.40)	(.14)	(.54)	13.72	(26.33)	855	1.42		1.39		2.15
(.16)	—	(.16)	21.99	8.99	2,881	.94	[7]	.94	[7]	1.27	[7]
(.32)	—	(.32)	20.32	13.83	2,617	.95		.95		1.62
(.34)	—	(.34)	18.14	3.50	2,331	.95		.95		1.64
(.31)	—	(.31)	17.86	12.64	2,408	.94		.94		2.10
(.37)	—	(.37)	16.15	20.73	2,326	.97		.97		2.49
(.49)	(.14)	(.63)	13.73	(25.94)	1,959	.90		.87		2.65
(.19)	—	(.19)	22.05	9.18	3,586	.65	[7]	.65	[7]	1.58	[7]
(.38)	—	(.38)	20.37	14.14	3,006	.64		.64		1.94
(.40)	—	(.40)	18.19	3.80	2,152	.65		.65		1.94
(.36)	—	(.36)	17.91	13.01	2,007	.65		.65		2.39
(.41)	—	(.41)	16.19	21.09	1,736	.67		.67		2.75
(.53)	(.14)	(.67)	13.76	(25.75)	1,395	.65		.62		2.92
(.22)	—	(.22)	22.09	9.32	2,252	.35	[7]	.35	[7]	1.87	[7]
(.44)	—	(.44)	20.41	14.51	2,050	.35		.35		2.23
(.45)	—	(.45)	18.22	4.11	1,544	.35		.35		2.24
(.41)	—	(.41)	17.94	13.32	1,545	.35		.35		2.69
(.45)	—	(.45)	16.22	21.44	1,332	.37		.37		3.19
(.58)	(.14)	(.72)	13.79	(25.52)	1,418	.35		.33		3.28
(.23)	—	(.23)	22.08	9.35	2,816	.30	[7]	.30	[7]	1.93	[7]
(.45)	—	(.45)	20.40	14.57	2,151	.30		.30		2.28
(.46)	—	(.46)	18.21	4.16	1,486	.30		.30		2.30
(.41)	—	(.41)	17.93	13.38	1,063	.30		.30		2.75
(.34)	—	(.34)	16.21	21.52	590	.33	[7]	.33	[7]	2.94	[7]

See page 30 for footnotes.

American Balanced Fund	29

Financial highlights (continued)

	Six months ended June 30,	Year ended December 31
	2013[5,6]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	29%	54%	47%	37%	46%	41%

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2010, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.04 and .25 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.

See Notes to Financial Statements

30	American Balanced Fund

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2013, through June 30, 2013).

Actual expenses:

The first line of each share class in the table on page 33 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on page 33 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

American Balanced Fund	31

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	American Balanced Fund

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,091.77	$3.22	.62%
Class A — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class B — actual return	1,000.00	1,087.58	7.14	1.38
Class B — assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class C — actual return	1,000.00	1,087.39	7.35	1.42
Class C — assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class F-1 — actual return	1,000.00	1,091.67	3.42	.66
Class F-1 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 — actual return	1,000.00	1,092.91	2.18	.42
Class F-2 — assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-A — actual return	1,000.00	1,090.90	3.68	.71
Class 529-A — assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 529-B — actual return	1,000.00	1,086.86	7.71	1.49
Class 529-B — assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-C — actual return	1,000.00	1,086.79	7.71	1.49
Class 529-C — assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-E — actual return	1,000.00	1,089.61	4.97	.96
Class 529-E — assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 529-F-1 — actual return	1,000.00	1,092.63	2.54	.49
Class 529-F-1 — assumed 5% return	1,000.00	1,022.36	2.46	.49
Class R-1 — actual return	1,000.00	1,087.63	7.19	1.39
Class R-1 — assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2 — actual return	1,000.00	1,087.84	6.94	1.34
Class R-2 — assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class R-3 — actual return	1,000.00	1,089.93	4.87	.94
Class R-3 — assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 — actual return	1,000.00	1,091.81	3.37	.65
Class R-4 — assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5 — actual return	1,000.00	1,093.19	1.82	.35
Class R-5 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 — actual return	1,000.00	1,093.51	1.56	.30
Class R-6 — assumed 5% return	1,000.00	1,023.31	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Balanced Fund	33

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

34	American Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2013, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Balanced Fund	35

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36	American Balanced Fund

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The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental Investors®
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Balanced Fund® Investment portfolio June 30, 2013

unaudited

Common stocks 72.40%
		Value
Financials 14.26%	Shares	(000)

Wells Fargo & Co.	33,215,000	$ 1,370,783
Berkshire Hathaway Inc., Class A1	8,000	1,348,800
American Express Co.	16,224,000	1,212,906
Goldman Sachs Group, Inc.	6,481,700	980,357
ACE Ltd.	5,650,000	505,562
JPMorgan Chase & Co.	9,121,000	481,498
Citigroup Inc.	9,500,000	455,715
Weyerhaeuser Co.[1]	12,815,242	365,106
SunTrust Banks, Inc.	9,500,000	299,915
Moody’s Corp.	4,400,000	268,092
BlackRock, Inc.	1,000,000	256,850
American Tower Corp.	3,350,000	245,120
U.S. Bancorp	6,090,000	220,153
Arch Capital Group Ltd.[1]	3,890,000	199,985
Allstate Corp.	2,250,000	108,270
Bank of America Corp.	8,000,000	102,880
Prologis, Inc.	2,300,000	86,756
Chubb Corp.	1,000,000	84,650
HDFC Bank Ltd. (ADR)	2,200,000	79,728
Progressive Corp.	3,130,000	79,565
DDR Corp.	3,992,800	66,480
T. Rowe Price Group, Inc.	720,000	52,668
		8,871,839
Consumer discretionary 10.58%

Home Depot, Inc.	25,925,000	2,008,410
Amazon.com, Inc.[1]	5,168,000	1,435,102
Comcast Corp., Class A	20,310,000	850,583
Walt Disney Co.	7,000,000	442,050
VF Corp.	1,750,000	337,855
Time Warner Inc.	5,000,000	289,100
General Motors Co.[1]	7,500,000	249,825
DIRECTV[1]	3,580,000	220,599
Las Vegas Sands Corp.	3,221,423	170,510
Macy’s, Inc.	3,500,000	168,000
Starbucks Corp.	2,500,000	163,725
NIKE, Inc., Class B	2,554,442	162,667
Johnson Controls, Inc.	2,445,000	87,506
		6,585,932
Industrials 10.26%

Boeing Co.	15,525,000	1,590,381
Union Pacific Corp.	7,793,187	1,202,333
Lockheed Martin Corp.	6,392,037	693,280
General Electric Co.	29,600,000	686,424
Common stocks
		Value
Industrials (continued)	Shares	(000)

Deere & Co.	5,640,000	$ 458,250
Parker-Hannifin Corp.	4,100,000	391,140
United Technologies Corp.	3,630,000	337,372
Cummins Inc.	2,695,000	292,300
Honeywell International Inc.	2,100,000	166,614
General Dynamics Corp.	1,865,000	146,086
Canadian Pacific Railway Ltd.	1,200,000	145,513
Northrop Grumman Corp.	1,250,000	103,500
Rockwell Collins, Inc.	1,400,000	88,774
Emerson Electric Co.	1,495,000	81,537
		6,383,504
Health care 7.58%

Merck & Co., Inc.	23,540,000	1,093,433
Bristol-Myers Squibb Co.	17,676,149	789,947
UnitedHealth Group Inc.	9,295,000	608,637
Gilead Sciences, Inc.[1]	10,268,100	525,829
Pfizer Inc.	18,550,000	519,585
Baxter International Inc.	5,610,000	388,605
Johnson & Johnson	4,100,000	352,026
Roche Holding AG	800,000	199,037
Quest Diagnostics Inc.	3,250,000	197,047
Teva Pharmaceutical Industries Ltd. (ADR)	1,100,000	43,120
		4,717,266
Information technology 7.40%

Microsoft Corp.	29,740,000	1,026,922
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	45,100,000	826,232
Texas Instruments Inc.	23,605,000	823,106
ASML Holding NV (New York registered)	3,812,080	301,535
ASML Holding NV	1,470,405	116,024
Google Inc., Class A1	415,000	365,354
TE Connectivity Ltd.	6,360,000	289,634
Maxim Integrated Products, Inc.	9,420,000	261,688
Oracle Corp.	5,077,591	155,984
Paychex, Inc.	4,227,000	154,370
Avago Technologies Ltd.	3,380,772	126,373
Analog Devices, Inc.	2,000,000	90,120
EMC Corp.	3,000,000	70,860
		4,608,202
Consumer staples 7.06%

Philip Morris International Inc.	11,300,000	978,806
PepsiCo, Inc.	9,853,357	805,906
Procter & Gamble Co.	8,730,000	672,123
Costco Wholesale Corp.	5,677,326	627,742
Nestlé SA	7,470,000	489,933
Nestlé SA (ADR)	1,000,000	65,780
Kimberly-Clark Corp.	2,795,000	271,506
Wal-Mart Stores, Inc.	2,100,000	156,429
Unilever NV (New York registered)	3,635,000	142,892
Coca-Cola Co.	2,580,000	103,484
Colgate-Palmolive Co.	1,400,000	80,206
		4,394,807
Common stocks
		Value
Energy 6.95%	Shares	(000)

Chevron Corp.	11,687,000	$ 1,383,040
Royal Dutch Shell PLC, Class B (ADR)	8,958,000	593,647
Transocean Ltd.	6,500,000	311,675
Enbridge Inc.	6,600,000	277,662
Occidental Petroleum Corp.	3,000,000	267,690
ConocoPhillips	4,000,000	242,000
Kinder Morgan, Inc.	5,980,000	228,137
Southwestern Energy Co.[1]	5,895,000	215,344
Concho Resources Inc.[1]	2,180,000	182,510
Baker Hughes Inc.	3,000,000	138,390
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	7,825,000	105,011
Technip SA	1,000,000	101,542
Phillips 66	1,650,000	97,201
Suncor Energy Inc.	2,000,000	58,952
Apache Corp.	675,000	56,585
TOTAL SA (ADR)	800,000	38,960
Cimarex Energy Co.	373,900	24,300
		4,322,646
Materials 2.86%

E.I. du Pont de Nemours and Co.	6,750,000	354,375
Dow Chemical Co.	10,980,000	353,227
Potash Corp. of Saskatchewan Inc.	7,190,000	274,155
Nucor Corp.	4,000,000	173,280
Mosaic Co.	2,750,000	147,977
Alcoa Inc.	17,500,000	136,850
Monsanto Co.	1,300,000	128,440
Cliffs Natural Resources Inc.	4,908,000	79,755
Steel Dynamics, Inc.	5,179,668	77,229
Praxair, Inc.	480,000	55,277
		1,780,565
Utilities 1.24%

PG&E Corp.	6,810,000	311,421
FirstEnergy Corp.	4,560,000	170,271
Duke Energy Corp.	1,693,333	114,300
Exelon Corp.	3,250,000	100,360
Edison International	1,500,000	72,240
		768,592
Telecommunication services 0.51%

AT&T Inc.	5,420,000	191,868
Verizon Communications Inc.	2,500,000	125,850
		317,718
Miscellaneous 3.70%

Other common stocks in initial period of acquisition		2,300,372
Total common stocks (cost: $30,055,630,000)		45,051,443
Bonds, notes & other debt instruments 22.95%
Corporate bonds & notes 8.19%	Principal amount
Financials 2.54%	(000)

Goldman Sachs Group, Inc. 3.625% 2016	$46,650	48,720
Goldman Sachs Group, Inc. 2.375% 2018	36,000	35,371
Goldman Sachs Group, Inc. 5.25% 2021	20,000	21,423
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Goldman Sachs Group, Inc. 5.75% 2022	$20,000	$22,087
Goldman Sachs Group, Inc. 3.625% 2023	19,430	18,616
Westfield Group 5.75% 2015[2]	16,250	17,761
Westfield Group 5.70% 2016[2]	30,520	34,126
Westfield Group 7.125% 2018[2]	15,750	18,704
Westfield Group 4.625% 2021[2]	25,000	26,404
Bank of America Corp., Series L, 3.625% 2016	13,820	14,444
Bank of America Corp. 3.75% 2016	21,955	23,028
Bank of America Corp. 5.75% 2017	13,650	15,180
Bank of America Corp. 5.625% 2020	15,500	17,082
Bank of America Corp. 5.00% 2021	7,750	8,273
Bank of America Corp. 3.30% 2023	5,185	4,908
Citigroup Inc. 4.587% 2015	20,950	22,383
Citigroup Inc. 3.953% 2016	13,050	13,763
Citigroup Inc. 1.75% 2018	37,000	35,409
Citigroup Inc. 8.50% 2019	8,416	10,613
Morgan Stanley, Series F, 2.875% 2014	18,000	18,189
Morgan Stanley 1.75% 2016	25,000	24,779
Morgan Stanley 3.80% 2016	8,700	9,053
Morgan Stanley 2.125% 2018	21,000	20,113
JPMorgan Chase & Co. 3.45% 2016	15,000	15,654
JPMorgan Chase & Co. 1.625% 2018	18,500	17,749
JPMorgan Chase & Co. 1.80% 2018	16,000	15,489
JPMorgan Chase & Co. 3.25% 2022	12,000	11,409
Prologis, Inc. 5.625% 2015	10,425	11,296
Prologis, Inc. 6.625% 2018	18,100	20,848
Prologis, Inc. 6.625% 2019	2,851	3,289
Prologis, Inc. 7.375% 2019	19,835	23,891
Ford Motor Credit Co. 1.70% 2016	17,000	16,732
Ford Motor Credit Co. 2.50% 2016	13,000	13,120
Ford Motor Credit Co. 2.375% 2018	26,250	25,293
Hospitality Properties Trust 6.30% 2016	12,631	13,741
Hospitality Properties Trust 6.70% 2018	21,025	23,413
Hospitality Properties Trust 4.50% 2023	16,130	15,600
ERP Operating LP 5.375% 2016	25,000	27,883
ERP Operating LP 4.75% 2020	12,000	12,920
ERP Operating LP 3.00% 2023	9,595	8,831
Wells Fargo & Co. 3.676% 2016	19,000	20,311
Wells Fargo & Co. 4.60% 2021	25,000	27,274
CNA Financial Corp. 5.85% 2014	25,000	26,601
CNA Financial Corp. 6.50% 2016	16,000	18,136
Kimco Realty Corp., Series C, 4.82% 2014	13,000	13,452
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,473
Kimco Realty Corp. 5.70% 2017	11,180	12,501
Barclays Bank PLC 2.375% 2014	20,000	20,168
Barclays Bank PLC 5.125% 2020	18,000	19,933
ACE INA Holdings Inc. 5.875% 2014	20,000	20,951
ACE INA Holdings Inc. 2.60% 2015	12,665	13,150
Berkshire Hathaway Inc. 2.20% 2016	23,000	23,762
Berkshire Hathaway Finance Corp. 1.30% 2018	10,195	9,867
BNP Paribas 3.60% 2016	19,000	19,915
BNP Paribas 5.00% 2021	12,750	13,572
American International Group, Inc. 3.00% 2015	26,000	26,803
American International Group, Inc. 4.875% 2016	6,000	6,576
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Toyota Motor Credit Corp. 1.375% 2013	$16,500	$ 16,520
Toyota Motor Credit Corp. 0.875% 2015	16,000	16,062
Royal Bank of Scotland PLC 3.40% 2013	13,150	13,194
Royal Bank of Scotland PLC 3.95% 2015	16,000	16,718
Monumental Global Funding III 0.477% 2014[2,3]	29,000	29,008
Mack-Cali Realty Corp. 2.50% 2017	11,780	11,586
Mack-Cali Realty Corp. 3.15% 2023	18,500	16,540
American Express Co. 6.15% 2017	22,800	26,437
Simon Property Group, LP 6.75% 2014	8,495	8,804
Simon Property Group, LP 1.50% 2018[2]	13,825	13,326
Standard Chartered PLC 3.20% 2016[2]	21,000	21,983
Boston Properties, Inc. 3.70% 2018	20,000	21,022
Bank of Nova Scotia 2.55% 2017	20,000	20,596
US Bancorp., Series T, 1.65% 2017	19,500	19,452
UBS AG 2.25% 2014	18,500	18,680
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,595
ANZ National (International) Ltd. 3.125% 2015[2]	16,500	17,163
Nordea Bank AB 1.625% 2018[2]	17,500	16,936
QBE Insurance Group Ltd. 2.40% 2018[2]	17,000	16,678
MetLife Global Funding I 2.50% 2015[2]	16,000	16,558
BB&T Corp., Series C, 1.60% 2017	16,750	16,391
HCP, Inc. 5.375% 2021	15,000	16,289
Westpac Banking Corp. 3.00% 2015	15,300	16,017
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	11,500	14,281
Toronto-Dominion Bank 2.375% 2016	12,000	12,425
Santander Issuances, SA Unipersonal 6.50% 2019[2,3]	11,500	11,442
AvalonBay Communities, Inc. 2.85% 2023	12,550	11,436
Corporate Office Properties Trust 3.60% 2023[2]	12,100	11,184
American Tower Corp. 4.625% 2015	10,000	10,571
Liberty Mutual Group Inc. 4.25% 2023[2]	10,500	10,160
Nationwide Mutual Insurance Co. 5.81% 2024[2,3]	8,150	8,293
AXA SA, Series B, junior subordinated 6.379% (undated)[2,3]	6,680	6,530
Developers Diversified Realty Corp. 7.875% 2020	5,215	6,367
PNC Financial Services Group, Inc. 2.854% 2022	5,975	5,458
Regions Financial Corp. 7.75% 2014	3,664	3,961
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,543
		1,583,238
Consumer staples 0.99%

Anheuser-Busch InBev NV 3.625% 2015	36,500	38,340
Anheuser-Busch InBev NV 4.125% 2015	16,500	17,341
Anheuser-Busch InBev NV 1.375% 2017	16,000	15,758
Anheuser-Busch InBev NV 7.75% 2019	20,000	25,316
Altria Group, Inc. 9.25% 2019	5,067	6,716
Altria Group, Inc. 2.95% 2023	22,775	21,126
Altria Group, Inc. 9.95% 2038	13,500	20,055
Altria Group, Inc. 4.25% 2042	20,000	17,153
Altria Group, Inc. 4.50% 2043	8,570	7,659
Kraft Foods Inc. 2.25% 2017	12,725	12,822
Kraft Foods Inc. 5.375% 2020	10,472	11,824
Kraft Foods Inc. 3.50% 2022	23,285	23,089
Kraft Foods Inc. 6.50% 2040	20,000	23,968
PepsiCo, Inc. 3.10% 2015	17,000	17,642
PepsiCo, Inc. 2.50% 2016	15,000	15,616
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

PepsiCo, Inc. 7.90% 2018	$15,000	$ 19,227
SABMiller Holdings Inc. 2.45% 2017[2]	20,245	20,578
SABMiller Holdings Inc. 3.75% 2022[2]	7,900	8,050
SABMiller Holdings Inc. 4.95% 2042[2]	16,430	16,418
Wal-Mart Stores, Inc. 2.875% 2015	11,700	12,177
Wal-Mart Stores, Inc. 2.80% 2016	25,000	26,292
Coca-Cola Co. 1.50% 2015	18,970	19,360
Coca-Cola Co. 1.80% 2016	17,500	17,885
Pernod Ricard SA 2.95% 2017[2]	35,500	36,344
British American Tobacco International Finance PLC 2.125% 2017[2]	16,000	16,058
British American Tobacco International Finance PLC 9.50% 2018[2]	11,955	16,029
Imperial Tobacco Finance PLC 2.05% 2018[2]	16,000	15,739
Imperial Tobacco Finance PLC 3.50% 2023[2]	17,000	16,005
Kraft Foods Inc. 6.75% 2014	16,180	16,757
Kraft Foods Inc. 5.375% 2020	9,528	10,698
ConAgra Foods, Inc. 1.90% 2018	12,220	12,022
ConAgra Foods, Inc. 3.20% 2023	6,800	6,512
Philip Morris International Inc. 2.625% 2023	16,000	14,833
Procter & Gamble Co. 1.45% 2016	13,460	13,635
Reynolds American Inc. 3.25% 2022	11,420	10,631
Wesfarmers Ltd. 1.874% 2018[2]	8,000	7,866
Heineken NV 1.40% 2017[2]	7,485	7,277
		614,818
Industrials 0.86%

General Electric Capital Corp. 0.91% 2014[3]	50,000	50,230
General Electric Co. 0.85% 2015	19,500	19,490
General Electric Capital Corp. 1.00% 2015	13,700	13,686
General Electric Capital Corp., Series A, 2.25% 2015	21,500	22,041
General Electric Capital Corp. 2.95% 2016	9,305	9,703
General Electric Capital Corp. 1.60% 2017	16,000	15,630
General Electric Capital Corp. 2.30% 2017	26,100	26,476
General Electric Capital Corp., Series A, 6.00% 2019	15,000	17,429
General Electric Capital Corp. 3.10% 2023	34,000	32,164
General Electric Co. 4.125% 2042	11,000	10,290
United Technologies Corp. 1.80% 2017	8,435	8,471
United Technologies Corp. 3.10% 2022	30,000	29,675
United Technologies Corp. 4.50% 2042	30,460	30,191
Burlington Northern Santa Fe LLC 7.00% 2014	31,850	32,993
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,392
Burlington Northern Santa Fe LLC 3.00% 2023	21,300	20,327
Union Pacific Corp. 5.75% 2017	4,325	4,997
Union Pacific Corp. 5.70% 2018	29,150	33,990
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[4]	1,581	1,632
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	5,285	5,559
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	3,485	3,719
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	6,264	6,812
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	6,482	6,984
Waste Management, Inc. 2.60% 2016	8,890	9,187
Waste Management, Inc. 2.90% 2022	15,000	13,805
Danaher Corp. 2.30% 2016	16,795	17,375
Atlas Copco AB 5.60% 2017[2]	14,000	15,597
Canadian National Railway Co. 4.95% 2014	6,000	6,140
Canadian National Railway Co. 1.45% 2016	8,900	8,979
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

American Airlines, Inc., Series 2011-2, Class A, 8.625% 2023[4]	$13,650	$ 14,554
Boeing Co. 0.95% 2018	12,000	11,491
Volvo Treasury AB 5.95% 2015[2]	9,460	10,172
Norfolk Southern Corp. 5.75% 2016	7,615	8,476
CSX Corp. 6.25% 2015	5,990	6,546
		532,203
Energy 0.80%

StatoilHydro ASA 2.90% 2014	13,285	13,671
StatoilHydro ASA 1.80% 2016	16,000	16,423
Statoil ASA 3.125% 2017	16,500	17,421
StatoilHydro ASA 2.65% 2024	7,000	6,502
Statoil ASA 4.25% 2041	6,000	5,692
Enterprise Products Operating LLC 1.25% 2015	10,000	10,037
Enterprise Products Operating LLC 5.20% 2020	6,355	7,119
Enterprise Products Operating LLC 3.35% 2023	36,430	35,107
Kinder Morgan Energy Partners, LP 6.00% 2017	24,610	27,732
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	12,938
Kinder Morgan Energy Partners, LP 3.45% 2023	4,000	3,761
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	14,238
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	14,867
Enbridge Energy Partners, LP 5.50% 2040	15,000	14,536
Total Capital SA 3.00% 2015	17,000	17,771
Total Capital Canada Ltd. 1.45% 2018	10,940	10,694
Total Capital International 2.875% 2022	8,695	8,368
Total Capital International 2.70% 2023	4,820	4,516
Devon Energy Corp. 1.875% 2017	9,315	9,194
Devon Energy Corp. 3.25% 2022	22,500	21,822
Energy Transfer Partners, L.P. 3.60% 2023	26,445	24,784
Anadarko Petroleum Corp. 5.95% 2016	20,500	23,008
Cenovus Energy Inc. 4.50% 2014	15,000	15,664
Cenovus Energy Inc. 3.00% 2022	7,395	7,047
Shell International Finance BV 1.125% 2017	21,000	20,556
BG Energy Capital PLC 2.50% 2015[2]	7,200	7,441
BG Energy Capital PLC 2.875% 2016[2]	12,325	12,908
Apache Corp. 2.625% 2023	21,000	19,391
Marathon Oil Corp. 0.90% 2015	16,000	15,918
ConocoPhillips 1.05% 2017	16,000	15,452
Transocean Inc. 6.375% 2021	13,050	14,685
Williams Partners L.P. 4.125% 2020	13,500	13,623
Canadian Natural Resources Ltd. 5.70% 2017	11,925	13,532
TransCanada PipeLines Ltd. 0.875% 2015	13,000	13,015
Enbridge Inc. 5.60% 2017	10,000	11,217
		500,650
Health care 0.77%

Cardinal Health, Inc. 4.00% 2015	37,100	39,190
Cardinal Health, Inc. 5.80% 2016	17,500	19,875
Cardinal Health, Inc. 4.625% 2020	20,000	21,409
Cardinal Health, Inc. 3.20% 2022	16,850	16,039
Medco Health Solutions, Inc. 2.75% 2015	10,095	10,384
Express Scripts Inc. 3.125% 2016	23,000	23,930
Express Scripts Inc. 3.90% 2022	20,565	20,849
Express Scripts Inc. 6.125% 2041	15,000	17,404
Amgen Inc. 2.50% 2016	27,875	28,819
Amgen Inc. 2.125% 2017	16,000	16,076
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Amgen Inc. 5.375% 2043	$25,000	$ 25,981
UnitedHealth Group Inc. 6.00% 2017	22,170	25,571
UnitedHealth Group Inc. 6.00% 2018	35,000	41,134
AbbVie Inc. 1.75% 2017[2]	16,000	15,686
AbbVie Inc. 2.90% 2022[2]	19,500	18,261
AbbVie Inc. 4.40% 2042[2]	22,200	20,726
Gilead Sciences, Inc. 3.05% 2016	18,425	19,488
Gilead Sciences, Inc. 4.40% 2021	4,870	5,236
Humana Inc. 3.15% 2022	20,000	18,587
Coventry Health Care, Inc. 6.30% 2014	11,955	12,640
Aetna Inc. 1.50% 2017	5,400	5,246
GlaxoSmithKline Capital Inc. 1.50% 2017	17,500	17,392
Novartis Capital Corp. 2.90% 2015	16,000	16,683
Baxter International Inc. 3.20% 2023	11,000	10,806
DENTSPLY International Inc. 2.75% 2016	9,830	10,098
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	1,959
		479,469
Consumer discretionary 0.76%

Comcast Corp. 5.30% 2014	15,000	15,370
Comcast Corp. 6.30% 2017	16,750	19,804
Comcast Corp. 6.45% 2037	15,000	18,011
Comcast Corp. 6.95% 2037	24,250	30,652
Time Warner Cable Inc. 6.75% 2018	37,620	43,093
Time Warner Cable Inc. 5.00% 2020	15,000	15,674
Time Warner Cable Inc. 4.00% 2021	15,000	14,382
DaimlerChrysler North America Holding Corp. 1.30% 2015[2]	16,000	16,041
DaimlerChrysler North America Holding Corp. 2.40% 2017[2]	25,000	25,102
Volkswagen International Finance NV 0.894% 2014[2,3]	17,000	17,039
Volkswagen International Finance NV 2.375% 2017[2]	20,000	20,348
Home Depot, Inc. 4.40% 2021	15,000	16,484
Home Depot, Inc. 5.95% 2041	15,000	17,955
Time Warner Inc. 5.875% 2016	14,210	16,231
Time Warner Inc. 6.25% 2041	15,000	16,624
Thomson Reuters Corp. 5.95% 2013	8,140	8,155
Thomson Reuters Corp. 6.50% 2018	20,815	24,626
Walt Disney Co. 0.875% 2014	15,500	15,590
Walt Disney Co. 1.10% 2017	14,255	13,830
Cox Communications, Inc. 5.45% 2014	4,956	5,289
Cox Communications, Inc. 2.95% 2023[2]	21,000	19,130
Dollar General Corp. 1.875% 2018	12,500	12,069
Dollar General Corp. 3.25% 2023	9,500	8,688
Nordstrom, Inc. 6.75% 2014	10,000	10,533
Nordstrom, Inc. 4.00% 2021	6,245	6,619
NBCUniversal Media, LLC 2.875% 2016	16,000	16,732
RCI Banque 3.50% 2018[2]	16,000	15,864
Ford Motor Co. 4.75% 2043	6,870	6,083
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	4,699	5,330
Seminole Tribe of Florida 5.798% 2013[2,4]	2,530	2,555
		473,903
Telecommunication services 0.53%

SBC Communications Inc. 5.10% 2014	15,000	15,764
AT&T Inc. 2.40% 2016	18,000	18,561
SBC Communications Inc. 5.625% 2016	24,300	27,201
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

AT&T INC. 4.30% 2042	$58,111	$ 50,863
Verizon Communications Inc. 3.00% 2016	34,000	35,558
Verizon Communications Inc. 6.25% 2037	20,000	22,918
Verizon Communications Inc. 4.75% 2041	3,100	2,963
Verizon Communications Inc. 6.00% 2041	7,900	8,904
Telefónica Emisiones, SAU 3.992% 2016	18,000	18,606
Telefónica Emisiones, SAU 3.192% 2018	16,000	15,509
Telefónica Emisiones, SAU 4.57% 2023	28,000	26,841
Deutsche Telekom International Finance BV 4.875% 2014	15,500	16,106
Deutsche Telekom International Finance BV 9.25% 2032	9,719	14,568
Deutsche Telekom International Finance BV 4.875% 2042[2]	620	608
France Télécom 4.375% 2014	10,000	10,301
France Télécom 4.125% 2021	20,000	20,227
Telecom Italia Capital SA 6.999% 2018	11,992	13,238
Telecom Italia Capital SA 7.175% 2019	9,000	10,057
		328,793
Materials 0.43%

Xstrata Canada Financial Corp. 2.45% 2017[2,3]	10,000	9,704
Glencore Xstrata LLC 2.50% 2019[2]	21,000	19,015
Xstrata Canada Financial Corp. 4.95% 2021[2]	19,000	18,416
Glencore Xstrata LLC 4.125% 2023[2]	12,000	10,717
Rio Tinto Finance (USA) Ltd. 2.25% 2016	15,000	15,321
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,000	15,703
Rio Tinto Finance (USA) Ltd. 2.25% 2018	12,850	12,498
International Paper Co. 7.40% 2014	23,250	24,597
International Paper Co. 7.30% 2039	8,425	10,153
Newcrest Finance Pty Ltd. 4.45% 2021[2]	15,125	13,590
Newcrest Finance Pty Ltd. 4.20% 2022[2]	13,735	11,857
E.I. du Pont de Nemours and Co. 0.693% 2014[3]	25,000	25,079
Rohm and Haas Co. 6.00% 2017	17,445	19,905
Praxair, Inc. 1.05% 2017	16,000	15,451
Teck Resources Ltd. 4.75% 2022	10,055	10,013
Teck Resources Ltd. 5.40% 2043	5,870	5,162
Ecolab Inc. 3.00% 2016	12,365	12,909
Anglo American Capital PLC 2.15% 2013[2]	9,525	9,553
Cliffs Natural Resources Inc. 4.875% 2021	9,310	8,447
		268,090
Utilities 0.35%

MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	18,492
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,879
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	17,774
MidAmerican Energy Holdings Co. 5.95% 2037	6,125	6,834
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	30,333	30,333
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	11,716
E.ON International Finance BV 5.80% 2018[2]	24,450	28,395
CenterPoint Energy Resources Corp. 4.50% 2021	18,751	20,488
Entergy Corp. 4.70% 2017	14,600	15,504
American Electric Power Co. 2.95% 2022	16,090	14,999
Electricité de France SA 6.95% 2039[2]	12,000	14,803
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,629
Iberdrola Finance Ireland 3.80% 2014[2]	11,000	11,287
Niagara Mohawk Power 3.553% 2014[2]	10,000	10,341
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,4]	2,381	2,537
		218,011
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Information technology 0.16%	(000)	(000)

International Business Machines Corp. 1.95% 2016	$ 52,500	$ 53,844
International Business Machines Corp. 2.00% 2016	17,000	17,448
International Business Machines Corp. 1.625% 2020	17,000	15,932
Cisco Systems, Inc. 2.90% 2014	10,000	10,330
		97,554
Total corporate bonds & notes		5,096,729
U.S. Treasury bonds & notes 7.80%
U.S. Treasury 6.37%

U.S. Treasury 1.50% 2013	172,500	173,673
U.S. Treasury 2.75% 2013	246,500	248,677
U.S. Treasury 4.25% 2013	189,835	190,822
U.S. Treasury 1.875% 2014	194,100	196,848
U.S. Treasury 1.875% 2014	100,000	101,149
U.S. Treasury 2.625% 2014	175,000	179,232
U.S. Treasury 2.625% 2014	150,000	153,932
U.S. Treasury 1.50% 2016	25,000	25,598
U.S. Treasury 1.75% 2016	136,000	140,245
U.S. Treasury 2.00% 2016	212,000	219,956
U.S. Treasury 2.375% 2016	122,000	127,949
U.S. Treasury 4.50% 2016	58,500	64,502
U.S. Treasury 4.625% 2017	68,750	77,848
U.S. Treasury 2.625% 2018	192,000	203,558
U.S. Treasury 3.50% 2018	125,000	137,516
U.S. Treasury 1.125% 2019	212,000	205,636
U.S. Treasury 1.625% 2022	419,000	390,722
U.S. Treasury 6.25% 2023	207,000	277,541
U.S. Treasury 6.375% 2027	149,500	209,183
U.S. Treasury 5.50% 2028	48,000	62,434
U.S. Treasury 5.25% 2029	15,000	19,073
U.S. Treasury 4.50% 2036	104,882	124,932
U.S. Treasury 3.75% 2041	90,000	95,048
U.S. Treasury 2.875% 2043	68,250	60,428
U.S. Treasury 3.125% 2043	295,000	275,433
		3,961,935
U.S. Treasury inflation-protected securities[5] 1.43%

U.S. Treasury Inflation-Protected Security 1.875% 2013	37,983	38,040
U.S. Treasury Inflation-Protected Security 1.875% 2015	107,596	114,456
U.S. Treasury Inflation-Protected Security 0.125% 2017	174,048	178,632
U.S. Treasury Inflation-Protected Security 0.125% 2018	13,078	13,415
U.S. Treasury Inflation-Protected Security 2.125% 2019	54,155	61,243
U.S. Treasury Inflation-Protected Security 0.125% 2022	157,747	154,107
U.S. Treasury Inflation-Protected Security 0.125% 2023	156,909	151,963
U.S. Treasury Inflation-Protected Security 2.375% 2025	61,683	73,429
U.S. Treasury Inflation-Protected Security 0.75% 2042	15,437	13,569
U.S. Treasury Inflation-Protected Security 0.625% 2043	104,683	87,853
		886,707
Total U.S. Treasury bonds & notes		4,848,642
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] 6.15%	(000)	(000)

Fannie Mae 11.00% 2018	$ 104	$ 113
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019	16,665	16,492
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022	18,500	17,250
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[3]	8,570	8,065
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022	21,843	20,641
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022	14,000	13,557
Fannie Mae 2.50% 2023	23,924	24,570
Fannie Mae 3.50% 2024	1,102	1,152
Fannie Mae 3.50% 2025	34,634	36,184
Fannie Mae 3.50% 2025	14,992	15,671
Fannie Mae 3.50% 2025	13,400	13,967
Fannie Mae 3.50% 2025	12,317	12,880
Fannie Mae 3.50% 2025	9,122	9,536
Fannie Mae 3.50% 2025	365	381
Fannie Mae 4.50% 2025	10,496	11,147
Fannie Mae 4.50% 2025	9,992	10,609
Fannie Mae, Series 2001-4, Class NA, 10.913% 2025[3]	41	46
Fannie Mae 3.50% 2026	65,085	67,989
Fannie Mae 3.50% 2026	4,196	4,383
Fannie Mae 3.50% 2026	3,820	3,989
Fannie Mae 2.50% 2027	42,413	42,692
Fannie Mae 2.50% 2027	40,161	40,425
Fannie Mae 2.50% 2027	2,829	2,846
Fannie Mae 2.50% 2027	2,525	2,541
Fannie Mae 2.50% 2027	2,319	2,333
Fannie Mae 2.50% 2027	1,370	1,379
Fannie Mae 2.50% 2027	1,147	1,154
Fannie Mae 2.50% 2027	1,114	1,121
Fannie Mae 3.00% 2027	52,129	53,693
Fannie Mae 3.00% 2027	21,864	22,539
Fannie Mae 2.50% 2028	126,135	126,947
Fannie Mae 2.50% 2028	85,063	85,624
Fannie Mae 2.50% 2028	33,795	34,018
Fannie Mae 2.50% 2028	31,264	31,456
Fannie Mae 2.50% 2028	30,360	30,559
Fannie Mae 2.50% 2028	23,500	23,614
Fannie Mae 2.50% 2028	19,870	19,992
Fannie Mae 2.50% 2028	13,792	13,877
Fannie Mae 2.50% 2028	12,655	12,737
Fannie Mae 2.50% 2028	9,790	9,853
Fannie Mae 2.50% 2028	8,540	8,596
Fannie Mae 2.50% 2028	7,378	7,423
Fannie Mae 2.50% 2028	2,087	2,100
Fannie Mae 3.50% 2028	1,775	1,850
Fannie Mae, Series 2001-20, Class D, 11.012% 2031[3]	26	29
Fannie Mae 5.00% 2033	4,621	5,000
Fannie Mae 5.00% 2033	2,412	2,610
Fannie Mae 5.50% 2033	7,307	7,983
Fannie Mae 5.50% 2033	6,278	6,859
Fannie Mae 5.50% 2033	773	845
Fannie Mae 4.50% 2034	27,065	28,732
Fannie Mae 5.00% 2034	5,172	5,593
Fannie Mae 5.00% 2035	19,526	21,076
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae 5.00% 2035	$ 2,741	$ 2,971
Fannie Mae 5.50% 2035	3,233	3,524
Fannie Mae 5.50% 2035	1,753	1,907
Fannie Mae 6.50% 2035	5,504	6,171
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	3,033	2,646
Fannie Mae 5.00% 2036	4,573	4,924
Fannie Mae 5.00% 2036	2,322	2,507
Fannie Mae 5.50% 2036	752	818
Fannie Mae 5.50% 2036	698	760
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	5,967	6,624
Fannie Mae 6.00% 2036	2,044	2,228
Fannie Mae 2.662% 2037[3]	5,980	6,367
Fannie Mae 6.00% 2037	27,841	30,351
Fannie Mae 6.00% 2037	7,670	8,343
Fannie Mae 6.50% 2037	7,534	8,377
Fannie Mae 6.50% 2037	6,248	6,786
Fannie Mae 6.50% 2037	3,966	4,307
Fannie Mae 7.00% 2037	1,600	1,795
Fannie Mae 7.00% 2037	1,337	1,500
Fannie Mae 7.00% 2037	754	845
Fannie Mae 5.50% 2038	1,769	1,918
Fannie Mae 6.50% 2038	9,118	10,146
Fannie Mae 4.50% 2039	31,867	33,713
Fannie Mae 5.00% 2039	1,920	2,064
Fannie Mae 6.00% 2039	46,723	50,756
Fannie Mae 4.00% 2040	91,975	95,862
Fannie Mae 4.00% 2040	30,654	32,116
Fannie Mae 4.189% 2040[3]	3,198	3,399
Fannie Mae 4.408% 2040[3]	2,138	2,279
Fannie Mae 4.50% 2040	58,134	61,603
Fannie Mae 4.50% 2040	34,642	36,709
Fannie Mae 4.50% 2040	30,593	32,573
Fannie Mae 4.50% 2040	22,782	24,143
Fannie Mae 4.50% 2040	18,813	19,936
Fannie Mae 5.00% 2040	29,104	31,949
Fannie Mae 5.00% 2040	4,639	5,085
Fannie Mae 5.00% 2040	4,210	4,583
Fannie Mae 5.00% 2040	3,341	3,650
Fannie Mae 3.562% 2041[3]	19,577	20,432
Fannie Mae 4.00% 2041	45,048	46,952
Fannie Mae 4.00% 2041	24,971	26,026
Fannie Mae 4.00% 2041	20,760	21,637
Fannie Mae 4.00% 2041	17,036	17,838
Fannie Mae 4.00% 2041	16,976	17,693
Fannie Mae 4.50% 2041	51,311	54,413
Fannie Mae 4.50% 2041	13,937	14,780
Fannie Mae 4.50% 2041	10,410	11,039
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	360	427
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	287	325
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	461	544
Fannie Mae 3.50% 2042	99,132	100,877
Fannie Mae 3.50% 2042	70,849	72,024
Fannie Mae 3.50% 2042	28,225	28,691
Fannie Mae 3.50% 2042	7,931	8,071
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae, Series 2002-W1, Class 2A, 6.767% 2042[3]	$ 526	$ 628
Fannie Mae 3.50% 2043	59,737	60,762
Fannie Mae 3.50% 2043	54,178	55,090
Fannie Mae 3.50% 2043	34,227	34,805
Fannie Mae 3.50% 2043	22,688	23,077
Fannie Mae 3.50% 2043	22,291	22,674
Fannie Mae 3.50% 2043	21,830	22,204
Fannie Mae 3.50% 2043	18,749	19,071
Fannie Mae 3.50% 2043	9,774	9,941
Fannie Mae 3.50% 2043	7,625	7,756
Fannie Mae 4.00% 2043	140,000	145,841
Fannie Mae 4.00% 2043	130,000	135,139
Fannie Mae 6.50% 2047	1,197	1,305
Fannie Mae 6.50% 2047	531	579
Fannie Mae 6.50% 2047	423	461
Fannie Mae 6.50% 2047	211	230
Fannie Mae 7.00% 2047	646	719
Fannie Mae 7.00% 2047	486	542
Fannie Mae 7.00% 2047	482	537
Fannie Mae 7.00% 2047	376	419
Fannie Mae 7.00% 2047	231	257
Fannie Mae 7.00% 2047	145	161
Fannie Mae 7.00% 2047	126	141
Fannie Mae 7.00% 2047	106	118
Fannie Mae 7.00% 2047	33	37
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	20,000	19,613
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019	13,765	13,374
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	16,115	15,729
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	10,300	10,209
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022	5,761	5,680
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022	16,000	15,080
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	17,995	16,836
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	16,555	15,608
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022	15,904	15,309
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023	14,500	13,893
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023	19,600	19,387
Freddie Mac 4.50% 2023	124	131
Freddie Mac 5.00% 2023	7,545	7,980
Freddie Mac 5.00% 2023	5,438	5,752
Freddie Mac 5.00% 2023	3,126	3,306
Freddie Mac 5.00% 2023	1,568	1,659
Freddie Mac 5.00% 2023	1,483	1,571
Freddie Mac 5.00% 2023	1,228	1,299
Freddie Mac 5.00% 2024	10,260	10,988
Freddie Mac 6.00% 2026	3,877	4,267
Freddie Mac 6.00% 2026	2,878	3,169
Freddie Mac 6.00% 2026	2,564	2,824
Freddie Mac 4.50% 2027	729	776
Freddie Mac 6.50% 2027	1,666	1,851
Freddie Mac 6.50% 2027	506	562
Freddie Mac 6.50% 2027	429	476
Freddie Mac 6.50% 2028	996	1,107
Freddie Mac 4.50% 2029	597	631
Freddie Mac 4.50% 2031	764	811
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Freddie Mac, Series T-041, Class 3-A, 6.705% 2032[3]	$ 2,345	$ 2,766
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,739	5,180
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	7,231	6,703
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	4,876	4,610
Freddie Mac, Series 3233, Class PA, 6.00% 2036	13,514	14,884
Freddie Mac, Series 3318, Class JT, 5.50% 2037	10,510	11,411
Freddie Mac, Series 3312, Class PA, 5.50% 2037	9,898	10,752
Freddie Mac, Series 3272, Class PA, 6.00% 2037	7,972	8,752
Freddie Mac 6.00% 2038	5,106	5,532
Freddie Mac 6.00% 2038	825	895
Freddie Mac 4.50% 2040	28,131	29,667
Freddie Mac 4.50% 2040	1,139	1,199
Freddie Mac 4.50% 2041	2,824	2,982
Freddie Mac 4.50% 2041	2,741	2,894
Freddie Mac 4.50% 2041	1,253	1,323
Freddie Mac 4.50% 2041	1,008	1,065
Freddie Mac 4.50% 2041	920	972
Freddie Mac 4.50% 2041	549	579
Government National Mortgage Assn. 10.00% 2021	233	260
Government National Mortgage Assn. 6.00% 2038	24,137	26,544
Government National Mortgage Assn. 6.50% 2038	11,557	13,015
Government National Mortgage Assn. 4.00% 2039	3,504	3,684
Government National Mortgage Assn. 4.00% 2039	3,367	3,540
Government National Mortgage Assn. 4.00% 2039	2,220	2,335
Government National Mortgage Assn. 4.00% 2040	20,353	21,781
Government National Mortgage Assn. 4.00% 2040	17,101	18,072
Government National Mortgage Assn. 4.00% 2040	10,785	11,398
Government National Mortgage Assn. 4.00% 2040	6,634	7,010
Government National Mortgage Assn. 4.00% 2040	6,106	6,453
Government National Mortgage Assn. 4.00% 2040	5,193	5,554
Government National Mortgage Assn. 4.00% 2040	5,140	5,484
Government National Mortgage Assn. 4.00% 2040	4,290	4,520
Government National Mortgage Assn. 4.00% 2040	3,448	3,644
Government National Mortgage Assn. 4.00% 2040	2,236	2,363
Government National Mortgage Assn. 4.00% 2040	446	471
Government National Mortgage Assn. 4.00% 2041	40,862	43,211
Government National Mortgage Assn. 4.00% 2041	15,865	16,659
Government National Mortgage Assn. 4.00% 2041	5,530	5,807
Government National Mortgage Assn. 4.00% 2041	1,274	1,337
Government National Mortgage Assn. 4.00% 2041	736	773
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.462% 2037[3]	10,823	11,113
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	8,307	8,517
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[3]	6,000	6,604
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.056% 2045[3]	16,835	18,620
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2]	15,005	15,764
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2]	40,900	43,387
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.901% 2049[3]	32,990	37,145
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	19,517	21,894
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	8,848	8,950
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	14,000	15,604
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	10,000	11,246
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.937% 2049[3]	27,635	31,036
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.122% 2051[3]	17,000	18,487
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3]	7,000	7,785
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[3]	$ 6,788	$ 7,294
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	2,000	2,200
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.803% 2049[3]	4,100	4,520
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.857% 2049[3]	13,569	15,254
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.395% 2051[3]	30,000	34,540
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.056% 2038[3]	22,761	25,290
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	38,708	42,944
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	34,455	37,923
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[3]	8,715	9,500
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.425% 2045[3]	11,575	13,035
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	32,860	36,206
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-3, 5.336% 2047	10,055	11,115
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	10,596	11,209
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.392% 2044[3]	9,250	9,951
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	23,965	26,431
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	4,500	4,834
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.09% 2049[3]	24,313	27,456
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	873	939
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	557	606
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	760	818
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,363	1,497
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	4,418	4,563
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[3]	18,360	20,591
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2]	14,055	14,876
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2]	9,500	10,535
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.471% 2045[3]	24,346	24,311
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[3]	20,000	21,424
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	16,293	18,335
Bank of Montreal 2.85% 2015[2]	17,000	17,708
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.636% 2035[3]	14,414	14,473
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3]	9,665	10,989
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-4, 5.70% 2050	2,250	2,570
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	13,182
National Australia Bank 1.25% 2018[2]	13,450	13,074
Commonwealth Bank of Australia 0.75% 2016[2]	13,000	12,902
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.093% 2049[3]	10,000	11,358
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.038% 2050[3]	8,000	9,018
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3]	6,425	7,172
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 3.009% 2033[3]	3,219	3,215
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[2,3]	2,599	2,624
		3,825,809
Federal agency bonds & notes 0.47%

Freddie Mac 2.50% 2016	72,000	75,618
Freddie Mac 1.00% 2017	114,000	112,776
Freddie Mac 0.75% 2018	25,000	24,230
Freddie Mac 1.375% 2020	52,000	49,103
CoBank, ACB 0.873% 2022[2,3]	23,425	21,235
Fannie Mae 6.25% 2029	8,000	10,549
		293,511
Bonds & notes of governments & government agencies outside the U.S. 0.12%

Israeli Government 3.15% 2023	35,000	32,844
Polish Government 5.25% 2014	2,500	2,558
Polish Government 6.375% 2019	14,350	16,772
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

France Government Agency-Guaranteed, Société Finance 2.875% 2014[2]	$ 10,460	$ 10,763
Latvia (Republic of) 2.75% 2020	10,500	9,765
		72,702
Asset-backed obligations[4] 0.08%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[2]	16,000	15,853
Chase Credit Card Owner Trust, Series 2003-4, Class B, 0.843% 2016[3]	14,000	14,011
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 0.988% 2034[3]	10,474	9,667
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[3]	1,742	1,795
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	2,162	2,170
CWABS, Inc., Series 2004-BC1, Class M-1, 0.943% 2034[3]	2,803	2,591
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,932	1,954
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.493% 2019[2,3]	1,804	1,789
		49,830
Municipals 0.05%

State of California, Los Angeles Community College District (County of Los Angeles),
General Obligation Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	18,953
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	15,475	15,991
		34,944
Miscellaneous 0.09%

Other bonds, notes & other debt instruments in initial period of acquisition		54,926
Total bonds, notes & other debt instruments (cost: $14,080,213,000)		14,277,093
Short-term securities 4.74%

Freddie Mac 0.10%–0.17% due 7/30/2013–5/13/2014	712,310	711,745
Fannie Mae 0.09%–0.16% due 7/1/2013–5/5/2014	576,500	576,183
Federal Home Loan Bank 0.082%–0.16% due 7/5/2013–6/17/2014	518,900	518,650
Coca-Cola Co. 0.10%–0.16% due 7/17–12/18/2013[2]	182,260	182,224
Federal Farm Credit Banks 0.14%–0.18% due 9/18–10/18/2013	180,000	179,966
U.S. Treasury Bills 0.158%–0.17% due 8/22–11/14/2013	171,400	171,365
General Electric Capital Corp. 0.11% due 9/24/2013	83,000	82,974
Procter & Gamble Co. 0.10% due 8/20–8/26/2013[2]	70,000	69,992
Wells Fargo & Co. 0.15% due 8/14/2013	66,500	66,483
Army and Air Force Exchange Service 0.11% due 7/10–7/26/2013[2]	64,800	64,796
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/26–8/2/2013	58,250	58,246
ExxonMobil Corp. 0.08% due 7/15/2013	50,000	49,998
Wal-Mart Stores, Inc. 0.11% due 7/8/2013[2]	44,250	44,249
IBM Corp. 0.05% due 7/2/2013[2]	40,000	40,000
Merck & Co. Inc. 0.085% due 7/19/2013[2]	37,900	37,898
Paccar Financial Corp. 0.13% due 9/9–9/19/2013	35,600	35,582
Abbott Laboratories 0.10%–0.12% due 8/5–8/19/2013[2]	28,050	28,048
Honeywell International Inc. 0.12% due 9/24/2013[2]	23,700	23,692
Chariot Funding, LLC 0.30% due 2/21/2014[2]	10,300	10,284
Total short-term securities (cost: $2,952,365,000)		2,952,375
Total investment securities (cost: $47,088,208,000)		62,280,911
Other assets less liabilities		(57,248)
Net assets		$62,223,663

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,528,622,000, which represented 2.46% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-011-0813O-S37734

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: August 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: August 30, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 30, 2013